Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Effective Tax Rate Abstract
China income tax rate	25.00%	25.00%
Tax exemption/preferential rate reduction	(21.10%)	(21.60%)
Change in valuation allowance	(3.80%)	(3.40%)
Effective tax rate	0.10%